Due to Banks - Summary of Due to Banks (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Due to Bank [Line Items]
Total due to banks	₸ 154	₸ 16,432
Repurchase Agreements
Due to Bank [Line Items]
Total due to banks	₸ 154	16,119
Time Deposits of Banks and Other Financial Institutions
Due to Bank [Line Items]
Total due to banks		₸ 313